Quarterly Report
July 31, 2021
MFS®  Lifetime®  Income Fund
LRT-Q1

Portfolio of Investments
7/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 70.7%
MFS Emerging Markets Debt Fund - Class R6	475,982	$7,125,455
MFS Emerging Markets Debt Local Currency Fund - Class R6	1,070,851	6,928,409
MFS Global Opportunistic Bond Fund - Class R6	4,878,908	46,252,045
MFS Government Securities Fund - Class R6	6,817,497	69,470,292
MFS High Income Fund - Class R6	4,045,018	13,955,311
MFS Inflation-Adjusted Bond Fund - Class R6	6,002,350	69,867,358
MFS Limited Maturity Fund - Class R6	22,826,320	138,784,025
MFS Total Return Bond Fund - Class R6	12,143,815	139,289,557
		$491,672,452
International Stock Funds – 5.0%
MFS Blended Research International Equity Fund - Class R6	1,279,619	$17,351,634
MFS International Growth Fund - Class R6	75,529	3,480,360
MFS International Intrinsic Value Fund - Class R6	62,844	3,499,792
MFS Research International Fund - Class R6	436,831	10,470,833
		$34,802,619
Specialty Funds – 4.0%
MFS Commodity Strategy Fund - Class R6	2,140,328	$13,997,748
MFS Global Real Estate Fund - Class R6	655,055	14,011,616
		$28,009,364
U.S. Stock Funds – 20.1%
MFS Blended Research Core Equity Fund - Class R6	383,035	$13,869,712
MFS Blended Research Growth Equity Fund - Class R6	625,025	13,863,060
MFS Blended Research Mid Cap Equity Fund - Class R6	1,328,370	21,094,514
MFS Blended Research Small Cap Equity Fund - Class R6	396,769	6,983,135
MFS Blended Research Value Equity Fund - Class R6	848,800	13,962,766
MFS Growth Fund - Class R6	72,800	13,805,848
MFS Mid Cap Growth Fund - Class R6	316,526	10,543,466
MFS Mid Cap Value Fund - Class R6	334,772	10,528,569
MFS New Discovery Fund - Class R6	75,193	3,494,201
MFS New Discovery Value Fund - Class R6	167,711	3,521,938
MFS Research Fund - Class R6	231,751	13,932,841
MFS Value Fund - Class R6	267,993	14,010,699
		$139,610,749
Money Market Funds – 0.2%
MFS Institutional Money Market Portfolio, 0.03% (v)	1,005,852	$1,005,851
Total Investment Companies		$695,101,035

Other Assets, Less Liabilities – 0.0%		177,584
Net Assets – 100.0%		$695,278,619
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $695,101,035.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service.
Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$695,101,035	$—	$—	$695,101,035
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$14,344,326	$291	$1,145,899	$396,373	$274,621	$13,869,712
MFS Blended Research Growth Equity Fund	14,273,533	55,307	1,692,567	848,272	378,515	13,863,060
MFS Blended Research International Equity Fund	17,429,696	37,905	407,135	106,231	184,937	17,351,634
MFS Blended Research Mid Cap Equity Fund	21,528,529	4,062	1,189,790	427,549	324,164	21,094,514
MFS Blended Research Small Cap Equity Fund	7,063,270	42,056	156,252	43,890	(9,829)	6,983,135
MFS Blended Research Value Equity Fund	14,330,111	2,258	739,411	244,056	125,752	13,962,766
MFS Commodity Strategy Fund	14,476,327	—	1,467,461	127,760	861,122	13,997,748
MFS Emerging Markets Debt Fund	13,766,878	106,609	6,872,445	173,455	(49,042)	7,125,455
MFS Emerging Markets Debt Local Currency Fund	6,818,147	144,943	1,812	(105)	(32,764)	6,928,409
MFS Global Opportunistic Bond Fund	34,249,746	11,479,801	—	—	522,498	46,252,045
MFS Global Real Estate Fund	14,349,953	—	1,528,609	429,230	761,042	14,011,616
MFS Government Securities Fund	68,491,534	1,074,074	713,857	(20,215)	638,756	69,470,292
MFS Growth Fund	14,277,190	138,466	1,733,006	1,249,326	(126,128)	13,805,848
MFS High Income Fund	20,775,151	191,936	7,054,972	42,611	585	13,955,311
MFS Inflation-Adjusted Bond Fund	69,169,767	773,987	2,099,434	38,701	1,984,337	69,867,358
MFS Institutional Money Market Portfolio	1,058,335	6,813,501	6,865,985	—	—	1,005,851
MFS International Growth Fund	3,481,962	11,563	144,503	73,049	58,289	3,480,360
MFS International Intrinsic Value Fund	3,477,076	8,550	185,722	59,437	140,451	3,499,792
MFS Limited Maturity Fund	137,302,541	2,161,789	680,723	(3,359)	3,777	138,784,025
MFS Mid Cap Growth Fund	10,568,874	115,599	776,391	506,881	128,503	10,543,466
MFS Mid Cap Value Fund	10,795,458	6,218	330,653	190,653	(133,107)	10,528,569
MFS New Discovery Fund	3,487,542	67,976	146,139	21,972	62,850	3,494,201
MFS New Discovery Value Fund	3,566,978	23,474	126,261	64,665	(6,918)	3,521,938
MFS Research Fund	14,376,335	—	1,223,241	678,210	101,537	13,932,841
MFS Research International Fund	10,443,882	15,125	370,921	134,616	248,131	10,470,833
MFS Total Return Bond Fund	137,291,563	1,982,812	2,443,584	(30,426)	2,489,192	139,289,557
MFS Value Fund	14,320,648	57,546	814,250	343,056	103,699	14,010,699
	$695,515,352	$25,315,848	$40,911,023	$6,145,888	$9,034,970	$695,101,035
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$—	$—
MFS Blended Research Growth Equity Fund	—	—
MFS Blended Research International Equity Fund	—	—
MFS Blended Research Mid Cap Equity Fund	—	—
MFS Blended Research Small Cap Equity Fund	—	—
MFS Blended Research Value Equity Fund	—	—
MFS Commodity Strategy Fund	—	—
MFS Emerging Markets Debt Fund	106,607	—
MFS Emerging Markets Debt Local Currency Fund	72,482	—

Supplemental Information (unaudited) – continued
Affiliated Issuers − continued	Dividend Income	Capital Gain Distributions
MFS Global Opportunistic Bond Fund	$183,094	$—
MFS Global Real Estate Fund	—	—
MFS Government Securities Fund	246,048	—
MFS Growth Fund	—	57,261
MFS High Income Fund	191,936	—
MFS Inflation-Adjusted Bond Fund	643,824	—
MFS Institutional Money Market Portfolio	78	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS Limited Maturity Fund	608,393	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	19,945	509
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	784,031	—
MFS Value Fund	57,330	—
	$2,913,768	$57,770
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
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